5. PROVISION FOR INCOME TAXES (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2013	Mar. 31, 2012
Provision For Income Taxes Details
United States statutory income tax rate	35.00%	28.00%	35.00%	35.00%
Increase (decrease) in valuation allowance			0.60%	(7.50%)
Decrease in rate on income subject to Canadian income tax rates			0.00%	0.00%
Increase (decrease) in rate resulting from non-deductible expenses and deductible adjustments			0.10%	0.10%
Other			0.70%	(7.40%)
Effective income tax rate			35.70%	27.60%